EQ Advisors TrustSM

EQ/Franklin Balanced Managed Volatility Portfolio

EQ/Global Bond PLUS Portfolio

SUPPLEMENT DATED DECEMBER 14, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio management team for the Index Allocated Portions of the EQ/Franklin Balanced Managed Volatility Portfolio and EQ/Global Bond PLUS Portfolio.

Effective December 3, 2020, Scott Radell of BlackRock Investment Management, LLC no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the Index Allocated Portions of the EQ/Franklin Balanced Managed Volatility Portfolio and EQ/Global Bond PLUS Portfolio. All references to Scott Radell in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective December 3, 2020, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Franklin Balanced Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”)” is amended to add the following information to the second table:

Name	Title	Date Began Managing the Portfolio
James Mauro	Managing Director and Portfolio Manager of BlackRock	December 2020

The section of the Summary Prospectus and Prospectus entitled “EQ/Global Bond PLUS Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”)” is amended to add the following information to the table:

Name	Title	Date Began Managing the Portfolio
James Mauro	Managing Director and Portfolio Manager of BlackRock	December 2020

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to add the following information:

James Mauro, Managing Director of BlackRock since 2015; Head of San Francisco Core PM of Indexed Investments.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — BlackRock Investment Management, LLC” is amended to add the following information:

BlackRock Investment Management, LLC (“BlackRock” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of November 30, 2020

							Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)
EQ/Franklin Balanced Managed Volatility Portfolio
James Mauro	105	$479.6	53	$125.4	32	$35.65	0	N/A	0	N/A	0	N/A
EQ/Global Bond PLUS Portfolio
James Mauro	105	$479.6	53	$125.4	32	$35.65	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of November 30, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Franklin Balanced Managed Volatility Portfolio
James Mauro	X
EQ/Global Bond PLUS Portfolio
James Mauro	X

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